November 14, 1995
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

             Re: Rule 24f-2 Notice for Prudential Growth Opportunity
         Fund, Inc.
             Registration Statement on Form N-1A (File No. 2-68723)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential Growth Opportunity Fund, pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

              1.   Fiscal year for which notice is filed: 9/30/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the fiscal year (10/1/94): None.

           3. The number of shares registered during the fiscal year ended 9/30/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold* during the fiscal year ended 9/30/95:
35,566,443.

           5. The number of shares sold during the fiscal year ended 9/30/95 in reliance upon Rule 24f-2: 35,566,443.

     Pursuant to the requirements of Rule 24f-2, enclosed is the required opinion of counsel. I have previously forwarded the amount of $4,397.97 to the Securities and Exchange Commission in payment of the fee as calculated below.


*Calculation of Fee                No. of Shares            Dollar Amount

Shares sold                           35,566,443            $422,616,295
                                              Shares
redeemed                      (33,273,799)           (400,626,446)
Net of sales for calculation
     of fee                            2,292,644              21,989,849

Fee at 1/50 of 1%                                           $      4,397.97
                                             Very truly yours,

                                             /s/ S. Jane Rose
                                             S. Jane Rose
                                             Secretary
     SJR/ln
     Enclosure